UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 1999

Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		May 13, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$153,397

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      673    11500 SH       SOLE                    11500
AON Corporation                COM              037389103      397     6274 SH       SOLE                     6274
AT&T                           COM              001957109      336     4212 SH       SOLE                     4212
Aegon N V-ADR                  COM              007924103      237     2641 SH       SOLE                     2641
Alleghany Corp                 COM              017175100      320     1739 SH       SOLE                     1739
Alliance Gaming Inc (frmrly Un COM              01859P609      135    30011 SH       SOLE                    30011
American Express Companies     COM              025816109      589     5000 SH       SOLE                     5000
American General Corp          COM              026351106     1744    24732 SH       SOLE                    24732
American Home Products Corp    COM              026609107      750    11500 SH       SOLE                    11500
American Intl Group            COM              026874107      210     1740 SH       SOLE                     1740
Apple Computers Inc            COM              037833100      830    23100 SH       SOLE                    23100
Authentic Fitness Corp         COM              052661105      309    20000 SH       SOLE                    20000
BP Amoco PLC Spons ADR         COM              055622104      588     5821 SH       SOLE                     5821
BankAmerica Corporation        COM              06605F102      437     6183 SH       SOLE                     6183
BankBoston                     COM              06605R106     1440    33256 SH       SOLE                    33256
Barnes & Noble Inc             COM              067774109     1092    34000 SH       SOLE                    34000
BellSouth Corp                 COM              079860102     1041    25992 SH       SOLE                    25992
Berkshire Hathaway Cl B        COM              084670207      971      413 SH       SOLE                      413
Boeing Co                      COM              097023105     1302    38300 SH       SOLE                    38300
Bristol Myers                  COM              110122108     5983    93296 SH       SOLE                    93296
Cendant Corp.                  COM              151313103     1007    63214 SH       SOLE                    63214
Chase Manhattan Bank (New)     COM              16161A108     2065    25374 SH       SOLE                    25374
Cheung Kong Holding            COM              166744201      223    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2320    26144 SH       SOLE                    26144
Cisco Systems Inc              COM              17275R102     1397    12750 SH       SOLE                    12750
CitiGroup Inc.                 COM              13218P105     2853    44669 SH       SOLE                    44669
Clear Channel Communications,  COM              184502102      362     5400 SH       SOLE                     5400
Coca-Cola Co                   COM              191216100     3002    48906 SH       SOLE                    48906
Compaq Computer Corp           COM              204493100      501    15800 SH       SOLE                    15800
Dell Computer Corp.            COM              247025109     1030    25200 SH       SOLE                    25200
Delta Airlines                 COM              247361108      541     7780 SH       SOLE                     7780
Diamond Offshore Drilling Inc. COM              25271C102      202     6400 SH       SOLE                     6400
Donaldson, Lufkin & Jenrette,  COM              257661108     2790    40000 SH       SOLE                    40000
Du Pont E I De Nemours Co      COM              263534109      461     7940 SH       SOLE                     7940
Enron Corp.                    COM              293561106      257     4000 SH       SOLE                     4000
Equitable Cos Inc              COM              29444G107     1501    21450 SH       SOLE                    21450
Exxon Corporation              COM              302290101     3031    42952 SH       SOLE                    42952
Federal Home Loan              COM              313400301     9437   164660 SH       SOLE                   164660
Federal National Mortage Assn  COM              313586109     1094    15800 SH       SOLE                    15800
Federated Department Stores In COM              31410H101     1036    25813 SH       SOLE                    25813
First Union Real Estate        COM              337400105      281    64200 SH       SOLE                    64200
Ford Motor Cp DE               COM              345370100      266     4692 SH       SOLE                     4692
Freeport McMoran Copper & Gold COM              35671D857      195    17904 SH       SOLE                    17904
General Electric               COM              369604103     8765    79228 SH       SOLE                    79228
General Motors Class H New     COM              370442832      631    12518 SH       SOLE                    12518
General Motors Corporation     COM              370442105      202     2327 SH       SOLE                     2327
Gillette Company               COM              375766102     2436    40988 SH       SOLE                    40988
Globalstar Telecommunications  COM              3930H1047      416    30000 SH       SOLE                    30000
Grill Concepts Inc.            COM              398502104       12    12353 SH       SOLE                    12353
Heinz (H.J.)                   COM              423074103      455     9600 SH       SOLE                     9600
Hewlett Packard Co             COM              428236103     2559    37740 SH       SOLE                    37740
High Yield Plus Fund           COM              429906100       72    10000 SH       SOLE                    10000
Hilton Hotels                  COM              432848109      471    33488 SH       SOLE                    33488
ITC Deltacom Inc. Com          COM              45031T104      362    16600 SH       SOLE                    16600
Intel Corp                     COM              458140100     4497    37830 SH       SOLE                    37830
International Business Machine COM              459200101     5455    30774 SH       SOLE                    30774
Johnson & Johnson              COM              478160104     3219    34432 SH       SOLE                    34432
Kimberly-Clark                 COM              494368103     1994    41600 SH       SOLE                    41600
Loews Cos.                     COM              540424108     4427    59328 SH       SOLE                    59328
Loral Space & Communications L COM              G56462107      289    20000 SH       SOLE                    20000
Lucent Technologies, Inc. (AT& COM              549463107      670     6208 SH       SOLE                     6208
M&F Worldwide                  COM              552541104      528    75500 SH       SOLE                    75500
MAI Systems Corp New           COM              552620205      163    55416 SH       SOLE                    55416
May Department Stores Comp     COM              577778103     7137   182409 SH       SOLE                   182409
McDonald's Corp                COM              580135101     1504    33200 SH       SOLE                    33200
Meadowbrook Golf Inc           COM              583195102     1321   587050 SH       SOLE                   587050
Merck & Co.                    COM              589331107    11450   142900 SH       SOLE                   142900
Microsoft Corp                 COM              594918104      717     8000 SH       SOLE                     8000
Mobil Corp                     COM              607059102      793     9012 SH       SOLE                     9012
Motorola Inc.                  COM              620076109     1106    15104 SH       SOLE                    15104
Mueller Industries Inc         COM              624756102     1078    48200 SH       SOLE                    48200
NTL Inc.                       COM              629407107      325     4000 SH       SOLE                     4000
Nordstrom                      COM              655664100      360     8800 SH       SOLE                     8800
Park Place Entertainment Corp( COM              700690100      253    33488 SH       SOLE                    33488
Payless Shoesource Inc         COM              704379106     1010    21724 SH       SOLE                    21724
PepsiCo                        COM              713448108     1309    33400 SH       SOLE                    33400
Pfizer, Inc.                   COM              717081103     5411    39000 SH       SOLE                    39000
Phar-Mor                       COM              717113203      176    30000 SH       SOLE                    30000
Philip Morris Companies        COM              718154107     2093    59480 SH       SOLE                    59480
Providian Corp                 COM              74406A102      495     4500 SH       SOLE                     4500
Raytheon Co. CL A (GM Spinnoff COM              755111309      412     7131 SH       SOLE                     7131
Reuters Group PLC Spons ADR    COM              76132m102      825     9502 SH       SOLE                     9502
Revlon Inc Cl A                COM              761525500      433    21000 SH       SOLE                    21000
Royal Dutch Petroleum NV ADR   COM              780257804     1789    34400 SH       SOLE                    34400
SBC Communications Inc         COM              78387G103      717    15198 SH       SOLE                    15198
Singapore Airlines             COM              870794302      865   123600 SH       SOLE                   123600
Sun Microsystems               COM              866810104     1076     8600 SH       SOLE                     8600
Swire Pacific Ltd Spons ADR Rp COM              870794302      180    40000 SH       SOLE                    40000
Texaco Inc                     COM              881694103     2648    46656 SH       SOLE                    46656
Time Warner                    COM              887315109     2057    29050 SH       SOLE                    29050
Tricon Global Restaurants-WI   COM              895953107      230     3270 SH       SOLE                     3270
U.S. Bancorp (Formerly First B COM              902973106     4475   131367 SH       SOLE                   131367
USA Networks Inc (formerly HSN COM              902984103      437    12200 SH       SOLE                    12200
Univision                      COM              914906102      500    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     1931    46000 SH       SOLE                    46000
Walt Disney Co.                COM              254687106     1586    50958 SH       SOLE                    50958
Warnaco Group, Inc             COM              934390105      314    12700 SH       SOLE                    12700
Warner Lambert Co Com          COM              934488107      750    11325 SH       SOLE                    11325
Washington Mutual              COM              939322103      627    15336 SH       SOLE                    15336
Waste Management, Inc.         COM              94106L109      278     6271 SH       SOLE                     6271
Xerox Corp                     COM              984121103      331     6200 SH       SOLE                     6200
News Corp Ltd ADR Voting Shs P PRD              652487802     1535    55817 SH       SOLE                    55817